UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 12.4%
Auto Components 0.4%
BorgWarner, Inc.	5,768	202,918
Delphi Automotive PLC	7,840	559,149
Goodyear Tire & Rubber Co.	7,392	238,762
Johnson Controls International PLC	27,032	1,257,799
		2,258,628
Automobiles 0.5%
Ford Motor Co.	111,207	1,342,269
General Motors Co.	40,599	1,289,830
Harley-Davidson, Inc.	5,065	266,368
		2,898,467
Distributors 0.1%
Genuine Parts Co.	4,232	425,104
LKQ Corp.*	8,673	307,545
		732,649
Diversified Consumer Services 0.0%
H&R Block, Inc.	6,228	144,178
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	12,280	599,510
Chipotle Mexican Grill, Inc.*	819	346,846
Darden Restaurants, Inc.	3,612	221,488
Marriott International, Inc. "A"	9,272	624,311
McDonald's Corp.	24,360	2,810,170
Royal Caribbean Cruises Ltd.	4,770	357,511
Starbucks Corp.	41,874	2,267,058
Wyndham Worldwide Corp.	3,082	207,511
Wynn Resorts Ltd.	2,255	219,682
Yum! Brands, Inc.	10,578	960,588
		8,614,675
Household Durables 0.5%
D.R. Horton, Inc.	9,564	288,833
Garmin Ltd.	3,278	157,704
Harman International Industries, Inc.	1,935	163,411
Leggett & Platt, Inc.	3,844	175,209
Lennar Corp. "A"	5,452	230,838
Mohawk Industries, Inc.*	1,796	359,811
Newell Brands, Inc.	13,709	721,916
PulteGroup, Inc.	8,651	173,366
Whirlpool Corp.	2,181	353,671
		2,624,759
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.*	11,229	9,402,154
Expedia, Inc.	3,435	400,933
Netflix, Inc.*	12,234	1,205,661
The Priceline Group, Inc.*	1,420	2,089,516
TripAdvisor, Inc.*	3,298	208,367
		13,306,631
Leisure Products 0.1%
Hasbro, Inc.	3,184	252,587
Mattel, Inc.	9,728	294,564
		547,151
Media 2.9%
CBS Corp. "B"	11,552	632,356
Charter Communications, Inc. "A"*	6,192	1,671,654
Comcast Corp. "A"	68,566	4,548,668
Discovery Communications, Inc. "A"*	4,359	117,344
Discovery Communications, Inc. "C"*	6,267	164,885
Interpublic Group of Companies, Inc.	11,268	251,840
News Corp. "A"	10,954	153,137
News Corp. "B"	3,545	50,410
Omnicom Group, Inc.	6,786	576,810
Scripps Networks Interactive, Inc. "A"	2,677	169,963
TEGNA, Inc.	5,863	128,165
Time Warner, Inc.	22,203	1,767,581
Twenty-First Century Fox, Inc. "A"	30,399	736,264
Twenty-First Century Fox, Inc. "B"	13,932	344,678
Viacom, Inc. "B"	10,048	382,829
Walt Disney Co.	42,206	3,919,249
		15,615,833
Multiline Retail 0.5%
Dollar General Corp.	7,394	517,506
Dollar Tree, Inc.*	6,774	534,672
Kohl's Corp.	5,095	222,906
Macy's, Inc.	8,731	323,484
Nordstrom, Inc. (a)	3,319	172,190
Target Corp.	16,402	1,126,489
		2,897,247
Specialty Retail 2.5%
Advance Auto Parts, Inc.	2,119	315,985
AutoNation, Inc.*	1,903	92,695
AutoZone, Inc.*	841	646,174
Bed Bath & Beyond, Inc.	4,292	185,028
Best Buy Co., Inc.	7,851	299,751
CarMax, Inc.* (a)	5,406	288,410
Foot Locker, Inc.	3,937	266,614
Home Depot, Inc.	35,258	4,537,000
L Brands, Inc.	6,860	485,482
Lowe's Companies, Inc.	24,958	1,802,217
O'Reilly Automotive, Inc.*	2,708	758,538
Ross Stores, Inc.	11,294	726,204
Signet Jewelers Ltd.	2,140	159,494
Staples, Inc.	18,047	154,302
The Gap, Inc. (a)	6,181	137,465
Tiffany & Co.	3,006	218,326
TJX Companies, Inc.	18,804	1,406,163
Tractor Supply Co.	3,834	258,220
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,671	397,665
Urban Outfitters, Inc.*	2,644	91,271
		13,227,004
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	8,095	295,953
Hanesbrands, Inc.	10,991	277,523
Michael Kors Holdings Ltd.*	4,918	230,113
NIKE, Inc. "B"	38,442	2,023,971
PVH Corp.	2,321	256,471
Ralph Lauren Corp.	1,558	157,576
Under Armour, Inc. "A"* (a)	5,253	203,186
Under Armour, Inc. "C"*	5,290	179,119
VF Corp.	9,410	527,431
		4,151,343
Consumer Staples 9.8%
Beverages 2.2%
Brown-Forman Corp. "B"	5,247	248,918
Coca-Cola Co.	110,784	4,688,379
Constellation Brands, Inc. "A"	5,066	843,438
Dr. Pepper Snapple Group, Inc.	5,314	485,221
Molson Coors Brewing Co. "B"	5,213	572,387
Monster Beverage Corp.*	3,861	566,834
PepsiCo, Inc.	41,031	4,462,942
		11,868,119
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	12,532	1,911,255
CVS Health Corp.	30,429	2,707,877
Kroger Co.	27,142	805,574
Sysco Corp.	14,564	713,782
Wal-Mart Stores, Inc.	43,253	3,119,406
Walgreens Boots Alliance, Inc.	24,406	1,967,612
Whole Foods Market, Inc.	9,071	257,163
		11,482,669
Food Products 1.7%
Archer-Daniels-Midland Co.	16,622	700,950
Campbell Soup Co.	5,550	303,585
ConAgra Foods, Inc.	11,923	561,693
General Mills, Inc.	17,039	1,088,451
Hormel Foods Corp.	7,797	295,740
Kellogg Co.	7,147	553,678
Kraft Heinz Co.	16,963	1,518,358
McCormick & Co., Inc.	3,234	323,141
Mead Johnson Nutrition Co.	5,270	416,383
Mondelez International, Inc. "A"	44,416	1,949,863
The Hershey Co.	4,042	386,415
The JM Smucker Co.	3,304	447,824
Tyson Foods, Inc. "A"	8,568	639,773
		9,185,854
Household Products 2.0%
Church & Dwight Co., Inc.	7,470	357,962
Clorox Co.	3,670	459,411
Colgate-Palmolive Co.	25,466	1,888,049
Kimberly-Clark Corp.	10,221	1,289,277
Procter & Gamble Co.	76,189	6,837,963
		10,832,662
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	6,286	556,688
Tobacco 1.7%
Altria Group, Inc.	55,780	3,526,969
Philip Morris International, Inc.	44,286	4,305,485
Reynolds American, Inc.	23,653	1,115,239
		8,947,693
Energy 7.2%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	12,162	613,816
FMC Technologies, Inc.*	6,558	194,576
Halliburton Co.	24,472	1,098,304
Helmerich & Payne, Inc. (a)	3,071	206,678
National Oilwell Varco, Inc.	10,777	395,947
Schlumberger Ltd.	39,702	3,122,165
Transocean Ltd. (a)	10,116	107,837
		5,739,323
Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	15,575	986,832
Apache Corp.	10,904	696,438
Cabot Oil & Gas Corp.	13,253	341,927
Chesapeake Energy Corp.* (a)	18,657	116,979
Chevron Corp.	53,851	5,542,345
Cimarex Energy Co.	2,691	361,590
Concho Resources, Inc.*	4,064	558,190
ConocoPhillips	35,251	1,532,361
Devon Energy Corp.	14,926	658,386
EOG Resources, Inc.	15,724	1,520,668
EQT Corp.	4,922	357,436
Exxon Mobil Corp.	118,357	10,330,199
Hess Corp.	7,700	412,874
Kinder Morgan, Inc.	54,828	1,268,172
Marathon Oil Corp.	24,231	383,092
Marathon Petroleum Corp.	14,993	608,566
Murphy Oil Corp.	4,469	135,858
Newfield Exploration Co.*	5,678	246,766
Noble Energy, Inc.	12,120	433,169
Occidental Petroleum Corp.	21,819	1,591,041
ONEOK, Inc.	6,062	311,526
Phillips 66	12,693	1,022,421
Pioneer Natural Resources Co.	4,843	899,103
Range Resources Corp.	5,374	208,243
Southwestern Energy Co.*	14,101	195,158
Spectra Energy Corp.	20,016	855,684
Tesoro Corp.	3,458	275,118
Valero Energy Corp.	13,136	696,208
Williams Companies, Inc.	19,556	600,956
		33,147,306
Financials 12.7%
Banks 5.4%
Bank of America Corp.	291,242	4,557,937
BB&T Corp.	23,343	880,498
Citigroup, Inc.	82,918	3,916,217
Citizens Financial Group, Inc.	14,826	366,351
Comerica, Inc.	4,927	233,146
Fifth Third Bancorp.	22,105	452,268
Huntington Bancshares, Inc.	30,854	304,220
JPMorgan Chase & Co.	103,057	6,862,566
KeyCorp	30,787	374,678
M&T Bank Corp.	4,513	523,959
People's United Financial, Inc.	8,846	139,944
PNC Financial Services Group, Inc.	14,017	1,262,792
Regions Financial Corp.	36,006	355,379
SunTrust Banks, Inc.	14,318	627,128
U.S. Bancorp.	45,780	1,963,504
Wells Fargo & Co.	129,593	5,738,378
Zions Bancorp.	5,877	182,305
		28,741,270
Capital Markets 2.5%
Affiliated Managers Group, Inc.*	1,538	222,549
Ameriprise Financial, Inc.	4,604	459,341
Bank of New York Mellon Corp.	30,480	1,215,542
BlackRock, Inc.	3,475	1,259,548
Charles Schwab Corp.	34,395	1,085,850
CME Group, Inc.	9,691	1,012,903
E*TRADE Financial Corp.*	7,655	222,914
Franklin Resources, Inc.	10,013	356,162
Intercontinental Exchange, Inc.	3,406	917,440
Invesco Ltd.	11,673	365,015
Legg Mason, Inc.	2,629	88,019
Moody's Corp.	4,792	518,878
Morgan Stanley	42,018	1,347,097
Nasdaq, Inc.	3,318	224,098
Northern Trust Corp.	6,217	422,694
S&P Global, Inc.	7,519	951,605
State Street Corp.	10,461	728,399
T. Rowe Price Group, Inc.	7,154	475,741
The Goldman Sachs Group, Inc.	10,759	1,735,104
		13,608,899
Consumer Finance 0.7%
American Express Co.	22,186	1,420,791
Capital One Financial Corp.	14,449	1,037,872
Discover Financial Services	11,541	652,644
Navient Corp.	8,753	126,656
Synchrony Financial	22,629	633,612
		3,871,575
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. "B"*	54,176	7,826,807
Leucadia National Corp.	9,340	177,833
		8,004,640
Insurance 2.6%
Aflac, Inc.	11,769	845,838
Allstate Corp.	10,583	732,132
American International Group, Inc.	29,032	1,722,759
Aon PLC	7,552	849,524
Arthur J. Gallagher & Co.	5,013	255,011
Assurant, Inc.	1,678	154,796
Chubb Ltd.	13,295	1,670,517
Cincinnati Financial Corp.	4,230	319,027
Hartford Financial Services Group, Inc.	10,984	470,335
Lincoln National Corp.	6,733	316,316
Loews Corp.	7,927	326,196
Marsh & McLennan Companies, Inc.	14,798	995,165
MetLife, Inc.	31,306	1,390,926
Principal Financial Group, Inc.	7,582	390,549
Progressive Corp.	16,549	521,293
Prudential Financial, Inc.	12,484	1,019,319
The Travelers Companies, Inc.	8,281	948,589
Torchmark Corp.	3,108	198,570
Unum Group	6,755	238,519
Willis Towers Watson PLC	3,707	492,178
XL Group Ltd.	7,830	263,323
		14,120,882
Health Care 14.6%
Biotechnology 3.0%
AbbVie, Inc.	46,458	2,930,106
Alexion Pharmaceuticals, Inc.*	6,381	781,928
Amgen, Inc.	21,371	3,564,896
Biogen, Inc.*	6,271	1,963,011
Celgene Corp.*	22,135	2,313,771
Gilead Sciences, Inc.	37,655	2,979,264
Regeneron Pharmaceuticals, Inc.*	2,152	865,147
Vertex Pharmaceuticals, Inc.*	7,095	618,755
		16,016,878
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	41,981	1,775,376
Baxter International, Inc.	13,977	665,305
Becton, Dickinson & Co.	6,063	1,089,703
Boston Scientific Corp.*	38,646	919,775
C.R. Bard, Inc.	2,083	467,175
Danaher Corp.	17,346	1,359,753
DENTSPLY SIRONA, Inc.	6,641	394,675
Edwards Lifesciences Corp.*	6,077	732,643
Hologic, Inc.*	7,937	308,194
Intuitive Surgical, Inc.*	1,101	798,038
Medtronic PLC	39,449	3,408,394
St. Jude Medical, Inc.	8,167	651,400
Stryker Corp.	8,872	1,032,789
The Cooper Companies, Inc.	1,391	249,351
Varian Medical Systems, Inc.*	2,678	266,541
Zimmer Biomet Holdings, Inc.	5,749	747,485
		14,866,597
Health Care Providers & Services 2.6%
Aetna, Inc.	9,993	1,153,692
AmerisourceBergen Corp.	5,111	412,867
Anthem, Inc.	7,487	938,196
Cardinal Health, Inc.	9,061	704,040
Centene Corp.*	4,901	328,171
Cigna Corp.	7,329	955,115
DaVita, Inc.*	4,664	308,150
Express Scripts Holding Co.*	18,075	1,274,830
HCA Holdings, Inc.*	8,389	634,460
Henry Schein, Inc.*	2,307	375,995
Humana, Inc.	4,259	753,374
Laboratory Corp. of America Holdings*	2,943	404,604
McKesson Corp.	6,466	1,078,205
Patterson Companies, Inc.	2,431	111,680
Quest Diagnostics, Inc.	3,977	336,574
UnitedHealth Group, Inc.	27,193	3,807,020
Universal Health Services, Inc. "B"	2,540	312,979
		13,889,952
Health Care Technology 0.1%
Cerner Corp.*	8,573	529,383
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	9,238	435,017
Illumina, Inc.*	4,165	756,614
Mettler-Toledo International, Inc.*	760	319,071
PerkinElmer, Inc.	3,098	173,829
Thermo Fisher Scientific, Inc.	11,266	1,791,970
Waters Corp.*	2,277	360,881
		3,837,382
Pharmaceuticals 5.4%
Allergan PLC*	11,301	2,602,733
Bristol-Myers Squibb Co.	47,685	2,571,175
Eli Lilly & Co.	27,715	2,224,406
Endo International PLC*	5,837	117,616
Johnson & Johnson	78,067	9,222,055
Mallinckrodt PLC*	3,065	213,876
Merck & Co., Inc.	78,948	4,927,145
Mylan NV*	13,125	500,325
Perrigo Co. PLC	4,135	381,784
Pfizer, Inc.	173,083	5,862,321
Zoetis, Inc.	14,114	734,069
		29,357,505
Industrials 9.6%
Aerospace & Defense 2.1%
Boeing Co.	16,581	2,184,381
General Dynamics Corp.	8,178	1,268,898
L-3 Communications Holdings, Inc.	2,171	327,235
Lockheed Martin Corp.	7,213	1,729,100
Northrop Grumman Corp.	5,085	1,087,936
Raytheon Co.	8,402	1,143,764
Rockwell Collins, Inc.	3,684	310,709
Textron, Inc.	7,585	301,504
TransDigm Group, Inc.*	1,435	414,887
United Technologies Corp.	22,266	2,262,226
		11,030,640
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,011	282,615
Expeditors International of Washington, Inc.	5,214	268,625
FedEx Corp.	6,990	1,221,013
United Parcel Service, Inc. "B"	19,758	2,160,735
		3,932,988
Airlines 0.5%
Alaska Air Group, Inc.	3,532	232,618
American Airlines Group, Inc.	15,066	551,566
Delta Air Lines, Inc.	21,382	841,595
Southwest Airlines Co.	17,703	688,470
United Continental Holdings, Inc.*	8,381	439,751
		2,754,000
Building Products 0.1%
Allegion PLC	2,822	194,464
Fortune Brands Home & Security, Inc.	4,360	253,316
Masco Corp.	9,321	319,804
		767,584
Commercial Services & Supplies 0.3%
Cintas Corp.	2,489	280,261
Pitney Bowes, Inc.	5,488	99,662
Republic Services, Inc.	6,707	338,368
Stericycle, Inc.*	2,458	196,984
Waste Management, Inc.	11,577	738,150
		1,653,425
Construction & Engineering 0.1%
Fluor Corp.	3,925	201,431
Jacobs Engineering Group, Inc.*	3,539	183,037
Quanta Services, Inc.*	4,221	118,146
		502,614
Electrical Equipment 0.6%
Acuity Brands, Inc.	1,263	334,190
AMETEK, Inc.	6,604	315,539
Eaton Corp. PLC	13,007	854,690
Emerson Electric Co.	18,438	1,005,055
Rockwell Automation, Inc.	3,709	453,759
		2,963,233
Industrial Conglomerates 2.5%
3M Co.	17,267	3,042,963
General Electric Co.	255,806	7,576,974
Honeywell International, Inc.	21,658	2,525,106
Roper Technologies, Inc.	2,867	523,142
		13,668,185
Machinery 1.4%
Caterpillar, Inc.	16,651	1,478,109
Cummins, Inc.	4,415	565,782
Deere & Co.	8,261	705,076
Dover Corp.	4,429	326,152
Flowserve Corp.	3,711	179,019
Fortive Corp.	8,538	434,584
Illinois Tool Works, Inc.	9,088	1,089,106
Ingersoll-Rand PLC	7,278	494,467
PACCAR, Inc.	9,953	585,037
Parker-Hannifin Corp.	3,831	480,905
Pentair PLC	4,774	306,682
Snap-on, Inc.	1,686	256,205
Stanley Black & Decker, Inc.	4,314	530,536
Xylem, Inc.	5,082	266,551
		7,698,211
Professional Services 0.3%
Dun & Bradstreet Corp.	1,023	139,762
Equifax, Inc.	3,430	461,610
Nielsen Holdings PLC	9,597	514,111
Robert Half International, Inc.	3,730	141,218
Verisk Analytics, Inc.*	4,490	364,947
		1,621,648
Road & Rail 0.8%
CSX Corp.	26,907	820,663
J.B. Hunt Transport Services, Inc.	2,539	206,014
Kansas City Southern	3,030	282,760
Norfolk Southern Corp.	8,329	808,413
Ryder System, Inc.	1,566	103,278
Union Pacific Corp.	23,740	2,315,362
		4,536,490
Trading Companies & Distributors 0.2%
Fastenal Co.	8,385	350,325
United Rentals, Inc.*	2,489	195,362
W.W. Grainger, Inc.	1,600	359,744
		905,431
Information Technology 21.1%
Communications Equipment 1.1%
Cisco Systems, Inc.	143,543	4,553,184
F5 Networks, Inc.*	1,899	236,691
Harris Corp.	3,542	324,483
Juniper Networks, Inc.	10,964	263,794
Motorola Solutions, Inc.	4,766	363,550
		5,741,702
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,734	567,011
Corning, Inc.	29,587	699,733
FLIR Systems, Inc.	3,838	120,590
TE Connectivity Ltd.	10,224	658,221
		2,045,555
Internet Software & Services 4.5%
Akamai Technologies, Inc.*	5,031	266,593
Alphabet, Inc. "A"*	8,414	6,765,361
Alphabet, Inc. "C"*	8,433	6,554,887
eBay, Inc.*	30,076	989,500
Facebook, Inc. "A"*	66,298	8,504,044
VeriSign, Inc.*	2,619	204,911
Yahoo!, Inc.*	24,941	1,074,957
		24,360,253
IT Services 3.7%
Accenture PLC "A"	17,798	2,174,382
Alliance Data Systems Corp.*	1,662	356,549
Automatic Data Processing, Inc.	13,096	1,155,067
Cognizant Technology Solutions Corp. "A"*	17,257	823,331
CSRA, Inc.	4,064	109,322
Fidelity National Information Services, Inc.	9,365	721,386
Fiserv, Inc.*	6,228	619,499
Global Payments, Inc.	4,448	341,428
International Business Machines Corp.	24,829	3,944,087
Mastercard, Inc. "A"	27,381	2,786,564
Paychex, Inc.	9,088	525,922
PayPal Holdings, Inc.*	32,043	1,312,802
Teradata Corp.*	3,610	111,910
Total System Services, Inc.	4,618	217,739
Visa, Inc. "A"	53,851	4,453,478
Western Union Co.	14,001	291,501
Xerox Corp.	24,362	246,787
		20,191,754
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	8,794	566,773
Applied Materials, Inc.	30,942	932,901
Broadcom Ltd.	11,281	1,946,198
First Solar, Inc.*	2,209	87,233
Intel Corp.	134,931	5,093,645
KLA-Tencor Corp.	4,458	310,767
Lam Research Corp. (a)	4,584	434,151
Linear Technology Corp.	6,893	408,686
Microchip Technology, Inc. (a)	6,149	382,099
Micron Technology, Inc.*	29,850	530,733
NVIDIA Corp.	15,255	1,045,273
Qorvo, Inc.*	3,643	203,061
QUALCOMM, Inc.	42,044	2,880,014
Skyworks Solutions, Inc.	5,385	410,014
Texas Instruments, Inc.	28,683	2,012,973
Xilinx, Inc.	7,159	389,020
		17,633,541
Software 4.3%
Activision Blizzard, Inc.	19,472	862,610
Adobe Systems, Inc.*	14,224	1,543,873
Autodesk, Inc.*	5,579	403,529
CA, Inc.	8,963	296,496
Citrix Systems, Inc.*	4,444	378,718
Electronic Arts, Inc.*	8,581	732,817
Intuit, Inc.	6,990	768,970
Microsoft Corp.	222,404	12,810,470
Oracle Corp.	85,894	3,373,916
Red Hat, Inc.*	5,138	415,305
salesforce.com, Inc.*	18,377	1,310,831
Symantec Corp.	17,536	440,154
		23,337,689
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	153,799	17,386,977
Hewlett Packard Enterprise Co.	47,229	1,074,460
HP, Inc.	48,863	758,842
NetApp, Inc.	7,968	285,414
Seagate Technology PLC	8,484	327,058
Western Digital Corp.	8,043	470,274
		20,303,025
Materials 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,197	931,657
Albemarle Corp.	3,193	272,970
CF Industries Holdings, Inc.	6,520	158,762
Dow Chemical Co.	32,188	1,668,304
E.I. du Pont de Nemours & Co.	24,868	1,665,410
Eastman Chemical Co.	4,294	290,618
Ecolab, Inc.	7,465	908,640
FMC Corp.	3,904	188,719
International Flavors & Fragrances, Inc.	2,280	325,972
LyondellBasell Industries NV "A"	9,667	779,740
Monsanto Co.	12,492	1,276,682
PPG Industries, Inc.	7,568	782,228
Praxair, Inc.	8,169	987,060
The Mosaic Co.	9,804	239,806
The Sherwin-Williams Co.	2,292	634,105
		11,110,673
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,802	322,756
Vulcan Materials Co.	3,852	438,088
		760,844
Containers & Packaging 0.4%
Avery Dennison Corp.	2,496	194,164
Ball Corp.	4,944	405,161
International Paper Co.	11,818	567,028
Owens-Illinois, Inc.*	4,653	85,569
Sealed Air Corp.	5,653	259,020
WestRock Co.	7,273	352,595
		1,863,537
Metals & Mining 0.3%
Alcoa, Inc.	37,933	384,641
Freeport-McMoRan, Inc.	34,883	378,829
Newmont Mining Corp.	15,259	599,526
Nucor Corp.	8,982	444,160
		1,807,156
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	12,108	1,372,200
Apartment Investment & Management Co. "A"	4,354	199,892
AvalonBay Communities, Inc.	3,950	702,468
Boston Properties, Inc.	4,359	594,088
Crown Castle International Corp.	9,598	904,228
Digital Realty Trust, Inc. (a)	4,158	403,825
Equinix, Inc.	2,029	730,947
Equity Residential	10,519	676,687
Essex Property Trust, Inc.	1,849	411,772
Extra Space Storage, Inc.	3,639	288,973
Federal Realty Investment Trust	2,013	309,861
General Growth Properties, Inc.	16,479	454,820
HCP, Inc.	13,440	510,048
Host Hotels & Resorts, Inc.	21,136	329,087
Iron Mountain, Inc.	7,003	262,823
Kimco Realty Corp.	12,091	350,034
Prologis, Inc.	15,090	807,919
Public Storage	4,257	949,907
Realty Income Corp.	7,367	493,073
Simon Property Group, Inc.	8,973	1,857,501
SL Green Realty Corp.	2,863	309,490
The Macerich Co.	3,454	279,325
UDR, Inc.	7,765	279,462
Ventas, Inc.	10,031	708,490
Vornado Realty Trust	4,917	497,650
Welltower, Inc.	10,201	762,729
Weyerhaeuser Co.	21,513	687,125
		16,134,424
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	8,413	235,396
Telecommunication Services 2.6%
Diversified Telecommunication Services
AT&T, Inc.	175,541	7,128,720
CenturyLink, Inc.	15,756	432,187
Frontier Communications Corp. (a)	32,823	136,544
Level 3 Communications, Inc.*	8,384	388,850
Verizon Communications, Inc.	116,321	6,046,365
		14,132,666
Utilities 3.3%
Electric Utilities 2.0%
Alliant Energy Corp.	6,458	247,406
American Electric Power Co., Inc.	14,091	904,783
Duke Energy Corp.	19,621	1,570,465
Edison International	9,238	667,446
Entergy Corp.	5,176	397,154
Eversource Energy	8,989	487,024
Exelon Corp.	26,355	877,358
FirstEnergy Corp.	12,280	406,222
NextEra Energy, Inc.	13,339	1,631,626
PG&E Corp.	14,308	875,220
Pinnacle West Capital Corp.	3,238	246,056
PPL Corp.	19,373	669,725
Southern Co.	27,953	1,433,989
Xcel Energy, Inc.	14,400	592,416
		11,006,890
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	18,485	237,532
NRG Energy, Inc.	9,273	103,951
		341,483
Multi-Utilities 1.1%
Ameren Corp.	7,020	345,244
CenterPoint Energy, Inc.	12,335	286,542
CMS Energy Corp.	8,016	336,752
Consolidated Edison, Inc.	8,689	654,282
Dominion Resources, Inc.	17,891	1,328,764
DTE Energy Co.	5,076	475,469
NiSource, Inc.	9,033	217,786
Public Service Enterprise Group, Inc.	14,377	601,965
SCANA Corp.	4,061	293,894
Sempra Energy	7,148	766,194
WEC Energy Group, Inc.	8,927	534,549
		5,841,441
Water Utilities 0.1%
American Water Works Co., Inc.	5,037	376,969
Total Common Stocks (Cost $312,300,025)		534,883,289
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.45% **, 3/2/2017 (b) (Cost $583,772)	585,000	584,111
	Shares	Value ($)
Securities Lending Collateral 0.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (c) (d) (Cost $1,917,693)	1,917,693	1,917,693
Cash Equivalents 0.6%
Deutsche Central Cash Management Government Fund, 0.42% (c) (Cost $3,400,171)	3,400,171	3,400,171
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $318,201,661) †	100.3	540,785,264
Other Assets and Liabilities, Net	(0.3)	(1,664,245)
Net Assets	100.0	539,121,019

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $329,983,448. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $210,801,816. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $232,254,347 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,452,531.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $1,861,703, which is 0.3% of net assets.
(b)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/16/2016	43	4,644,860	42,939

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$534,883,289	$—	$—	$534,883,289
Government & Agency Obligation	—	584,111	—	584,111
Short-Term Investments (e)	5,317,864	—	—	5,317,864
Derivatives (f)
Futures Contracts	42,939	—	—	42,939
Total	$540,244,092	$584,111	$—	$540,828,203

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 42,939

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016